Current Taxes and Deferred Taxes - Schedule of Effect of Current Taxes Assets and Liabilities By Geographic Area (Detail) - CLP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of geographical areas [line items]
Current tax assets	$ 88,353	$ 58,184
Current tax liabilities	(77)	(1,332)
Totals, net	88,276	56,852
Chile [member]
Disclosure of geographical areas [line items]
Current tax assets	50,690	18,871
Current tax liabilities		(393)
Totals, net	50,690	18,478
Colombia [member]
Disclosure of geographical areas [line items]
Current tax assets	37,663	37,600
Current tax liabilities	(77)	(939)
Totals, net	$ 37,586	36,661
United States [member]
Disclosure of geographical areas [line items]
Current tax assets		1,713
Totals, net		$ 1,713